Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period	01/01/14-01/31/14
Determination Date	2/10/2014
Distribution Date	2/18/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$103,789,037.48
2.	Collections allocable to Principal				$6,762,721.33
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$250,653.53

5.	Pool Balance on the close of the last day of the related Collection Period				$96,775,662.62
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				15,867
7.	Initial Pool Balance				$650,000,000.99

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$0.00		$0.00
	d.	Class A-4 Note Balance	$50,164,037.48		$43,150,662.62
	e.	Class B Note Balance	$43,875,000.00		$43,875,000.00
	f.	Class C Note Balance	$8,125,000.00		$8,125,000.00

	g.	Note Balance (sum a - f)	$102,164,037.48		$95,150,662.62

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.0000000		0.0000000
	d.	Class A-4 Note Pool Factor	0.6117566		0.5262276
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000

	g.	Note Pool Factor	0.1571754		0.1463856

10.	Overcollateralization Target Amount				$1,625,000.00

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$1,625,000.00

12.	Weighted Average Coupon			%	9.80%
13.	Weighted Average Original Term			months	67.58
14.	Weighted Average Remaining Term			months	22.05

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$935,582.86
	b.	Liquidation Proceeds allocable to Finance Charge			$466.92
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$936,049.78

16.	Principal:
	a.	Collections allocable to Principal			$6,762,721.33
	b.	Liquidation Proceeds allocable to Principal			$127,931.02
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$6,890,652.35

17.	Total Finance Charge and Principal Collections (15d+16d)				$7,826,702.13
18.	Interest Income from Collection Account				$338.53
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$7,827,040.66

Available Funds

21.	Available Collections		$7,827,040.66
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$7,827,040.66

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$86,490.86
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$86,490.86

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$0.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$0.00

	m.	Class A-4 Monthly Interest	$85,278.86
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$85,278.86

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$144,787.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$144,787.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,072.92
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,072.92

32.	Tertiary Principal Distributable Amount		$5,388,374.86

33.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))		$5,742,505.00

34.	Reserve Account Deficiency		$0.00

35.	Regular Principal Distributable Amount		$1,625,000.00

36.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

37.	Additional Servicing Fees, if any		$0.00

38.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$936,049.78
	b.	Total Daily Deposits of Principal Collections	$6,890,652.35
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$338.53

	e.	Total Deposits to Collection Account (sum a - d)	$7,827,040.66

40.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$86,490.86
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$7,278,514.14
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$459,535.66

	f.	Total Withdrawals from Collection Account (sum a - e)	$7,827,040.66

Note Payment Account Activity

41.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$0.00
	d.	Class A-4 Interest Distribution	$85,278.86
	e.	Class B Interest Distribution	$144,787.50
	f.	Class C Interest Distribution	$35,072.92
	g.	Class A-1 Principal Distribution	$0.00
	h.	Class A-2 Principal Distribution	$0.00
	i.	Class A-3 Principal Distribution	$0.00
	j.	Class A-4 Principal Distribution	$7,013,374.86
	k.	Class B Principal Distribution	$0.00
	l.	Class C Principal Distribution	$0.00

	m.	Total Deposits to Note Payment Account (sum a - l)	$7,278,514.14

42.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$0.00
	d.	Class A-4 Distribution	$7,098,653.72
	e.	Class B Distribution	$144,787.50
	f.	Class C Distribution	$35,072.92

	g.	Total Withdrawals from Note Payment Account (sum a - f)	$7,278,514.14

Certificate Payment Account Activity

43.	Deposits
	a.	Excess Collections	$459,535.66
	b.	Reserve Account surplus (Ln 53)	$83.08

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$459,618.74

44.	Withdrawals
	a.	Certificateholder Distribution	$459,618.74

	b.	Total Withdrawals from Certificate Payment Account	$459,618.74

Required Reserve Account Amount

45.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$95,150,662.62

46.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

47.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
48.	Investment Earnings		$83.08
49.	Reserve Account Draw Amount		$0.00

50.	Reserve Account Amount (Ln 47 + Ln 48 - Ln 49)		$1,625,083.08
51.	Deposit from Available Funds (Ln 40d)		$0.00

52.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
53.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist			$83.08

54.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)			$1,625,000.00
55.	Reserve Account Deficiency (Ln46 - Ln54)			$0.00

Instructions to the Trustee

56.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
57.	Amount to be paid to Servicer from the Collection Account			$86,490.86
58.	Amount to be paid to Backup Servicer from the Collection Account			$2,500.00
59.	Amount to be deposited from the Collection Account into the Note Payment Account			$7,278,514.14
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$459,535.66
61.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$83.08
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$7,098,653.72
67.	Amount to be paid to Class B Noteholders from the Note Payment Account			$144,787.50
68.	Amount to be paid to Class C Noteholders from the Note Payment Account			$35,072.92
69.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$459,618.74

Net Loss and Delinquency Activity

70.	Net Losses with respect to preceding Collection Period			$122,255.59
71.	Cumulative Net Losses			$8,072,182.59
72.	Cumulative Net Loss Percentage			1.2419%

			Number of Loans	Principal Balance
73.		Delinquency Analysis

	a.	31 to 60 days past due	485	$4,167,187.79
	b.	61 to 90 days past due	164	$1,429,032.58
	c.	91 or more days past due	49	$414,314.81

	d.	Total Past Due (sum a-c)	698	6,010,535.18

Servicer Covenant
74.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,278,288,000.00
75.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 10, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer